CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Consolidated Variable Interest Entities CNY	Series A Preferred Stock CNY	Series C Preferred Stock CNY	Series B Convertible Preferred Shares CNY	Series B Convertible Preferred Shares CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A Preferred Stock CNY	Ordinary Shares Series B Convertible Preferred Shares CNY	Ordinary Shares Series C Preferred Stock CNY	Subscription Receivable CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Additional Paid-in Capital Series A Preferred Stock CNY	Additional Paid-in Capital Series C Preferred Stock CNY	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income CNY	Accumulated Deficit USD ($)	Accumulated Deficit CNY	Equity (Deficit) attributable to 7 Days Group Holdings Limited USD ($)	Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Equity (Deficit) attributable to 7 Days Group Holdings Limited Series A Preferred Stock CNY	Equity (Deficit) attributable to 7 Days Group Holdings Limited Series C Preferred Stock CNY	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY	Noncontrolling Interests Consolidated Variable Interest Entities CNY
Beginning Balance at Dec. 31, 2008		(112,821)				7,523			61,502				(1,418)		169,089				30,304		(380,971)		(113,971)				1,150
Beginning Balance (in shares) at Dec. 31, 2008						7,862,216			60,000,000
Net income (loss)		(102,209)																			(103,954)		(103,954)				1,745
Foreign currency exchange translation adjustment, net of nil tax		392																	392				392
Comprehensive income (loss)		(101,817)																					(103,562)				1,745
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB 23,396 (in shares)									34,845,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB 23,396		787,857							29,738						758,119								787,857
Conversion of convertible preferred shares to ordinary shares (in shares)							(7,862,216)			15,724,432	7,862,216	21,533,387
Conversion of convertible preferred shares to ordinary shares				78,294	436,428		(7,523)			15,468	7,523	18,377				62,826	418,051							78,294	436,428
Ordinary shares issued in connection with:
Exercise of ordinary share purchase warrants (in shares)									5,454,545
Exercise of ordinary share purchase warrants		136,550							4,655						131,895								136,550
Ordinary shares issued in connection with exercise of share options (in shares)									3,648,352
Ordinary shares issued in connection with exercise of share options		13,043							3,114						9,929								13,043
Reclassification of subscription receivable													1,418		(1,418)
Acquisition of noncontrolling interest		(445)													(445)								(445)
Capital contributions		28,993													28,993								28,993
Deemed dividends to Series C convertible preferred shareholders		(28,993)													(28,993)								(28,993)
Share-based compensation		11,412													11,412								11,412
Ending Balance at Dec. 31, 2009		1,248,501							140,377						1,559,458				30,696		(484,925)		1,245,606				2,895
Ending Balance (in shares) at Dec. 31, 2009									149,067,932
Net income (loss)		119,248																			117,691		117,691				1,557
Foreign currency exchange translation adjustment, net of nil tax		(15,047)																	(15,047)				(15,047)
Comprehensive income (loss)		104,201																					102,644				1,557
Issuance costs		(1,353)													(1,353)								(1,353)
Ordinary shares issued in connection with:
Ordinary shares issued in connection with exercise of share options (in shares)									579,681
Ordinary shares issued in connection with exercise of share options		6,287							480						5,807								6,287
Acquisition of noncontrolling interest		(172)													(38)								(38)				(134)
Capital contributions			2,326																									2,326
Dividends paid by subsidiaries to noncontrolling interest shareholders		(2,005)																									(2,005)
Share-based compensation		15,517													15,517								15,517
Ending Balance at Dec. 31, 2010		1,373,302							140,857						1,579,391				15,649		(367,234)		1,368,663				4,639
Ending Balance (in shares) at Dec. 31, 2010									149,647,613
Net income (loss)	18,109	113,983																			128,886		128,886				(14,903)
Foreign currency exchange translation adjustment, net of nil tax		(15,319)																	(15,319)				(15,319)
Comprehensive income (loss)		98,664																					113,567				(14,903)
Ordinary shares issued in connection with:
Ordinary shares issued in connection with exercise of share options (in shares)									284,322
Ordinary shares issued in connection with exercise of share options		3,359							223						3,136								3,359
Acquisition of noncontrolling interest		(1,677)													(2,735)								(2,735)				1,058
Capital contributions			2,200																									2,200
Dividends paid by subsidiaries to noncontrolling interest shareholders		(3,347)																									(3,347)
Share-based compensation		43,483													43,483								43,483
Ending Balance at Dec. 31, 2011	$ 240,865	1,515,984						$ 22,415	141,080					$ 257,912	1,623,275			$ 52	330	$ (37,869)	(238,348)	$ 242,510	1,526,337			$ (1,645)	(10,353)
Ending Balance (in shares) at Dec. 31, 2011								149,931,935